Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination, Description [Abstract]
Summary of net proceeds from the Business Combination
Summary of Net Proceeds
The following table summarizes the elements of the net proceeds from the Business Combination as of December 31, 2021 (in thousands):

Cash – Blue Water Trust Account and cash (net of redemptions)	$25,394
Less: Equity issuance costs and other costs paid	(8,385)

Net Proceeds from the Business Combination	$17,009

The following table summarizes the elements of the net proceeds from the Business Combination as of December 31, 2021 (in thousands):

Cash – Blue Water Trust Account and cash (net of redemptions)	$25,394
Less: Equity issuance costs and other costs paid	(8,385)

Net Proceeds from the Business Combination	$17,009

Summary of common stock issued in consummation of business combination
Summary of Shares Issued
Previously authorized, issued and outstanding shares of common stock of Legacy Clarus were cancelled and extinguished upon completion of the Business Combination. The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the Business Combination:

Blue Water shares outstanding prior to the Business Combination	3,839,469
Conversion of Legacy Clarus Series D Preferred Stock	4,901,564
Conversion of Legacy Clarus convertible notes	8,529,846
Conversion of additional capital provided by Legacy Clarus convertible note and senior note holders	2,549,938
Conversion of Senior Secured Note principal and royalty rights	1,905,000

Total shares of the Company’s common stock outstanding immediately following the Business Combination	21,725,817

Summary of Shares Issued
Previously authorized, issued and outstanding shares common stock of Legacy Clarus were cancelled and extinguished upon completion of the Business Combination. The following table summarizes the number of shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Blue Water shares outstanding prior to the Business Combination	3,839,469
Conversion of Legacy Clarus Series D Preferred Stock	4,901,564
Conversion of Legacy Clarus convertible notes	8,529,846
Conversion of additional capital provided by Legacy Clarus convertible note and senior note holders	2,549,938
Conversion of Senior Secured Note principal and royalty rights	1,905,000

Total shares of the Company’s common stock outstanding immediately following the Business Combination	21,725,817

Summary of impact of the transaction on the condensed consolidated statement of stockholder's equity
The following table summarizes the impact of the transaction on the consolidated statement of stockholder’s deficit as of September 9,
2021:

Conversion of senior notes and royalty obligation carrying value	$28,254
Conversion of Legacy Clarus convertible notes carrying value	103,267
Conversion of Series D redeemable convertible preferred stock carrying value	209,290
Assumption of warrant liabilities	(14,075)
Total reverse recapitalization impact on statement of equity	$326,736